Other reserves - Rollforward of other reserves (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	€ (1,260)	€ (1,000)	€ (18)
Gain or loss (-) on defined benefit obligation recognized through OCI	(94)	(40)	(583)
Reclassification of loss on financial asset available for sale to statement of operations ( after disposal)		55
Loss on financial asset available-for-sale recognized through OCI		(275)	(399)
Other reserves at end of period	€ (735)	€ (1,260)	€ (1,000)
IFRS 9
Disclosure of reserves within equity [line items]
Change in accounting policy				€ 619